BUSINESS ACQUISITION - Fair Value of Consideration Transferred (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 11, 2022	Dec. 31, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Cash		$ 0	$ 1,850
Gulf Coast Aviation, Inc.
Asset Acquisition [Line Items]
Cash	$ 1,850
Other consideration transferred	0
Purchase price	$ 1,850